INVESTMENTS UNDER EQUITY METHOD (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
INVESTMENTS UNDER EQUITY METHOD
Number of equity method investees	11	11
Condensed statement of operations information:
Revenue	$ 11,970,674	$ 10,463,451	$ 8,224,393
Net (loss) income	949,340	1,125,147	(527,690)
Group's equity in net (loss) income of investees	465,175	548,809	(258,568)
Condensed balance sheet information:
Current assets	13,596,732	10,576,931
Non-current assets	3,853,123	5,023,418
Total assets	17,449,855	15,600,349
Current liabilities	5,887,964	5,073,679
Equity	11,561,891	10,526,670
Total liabilities and equity	17,449,855	15,600,349
Group's share of net assets	5,661,406	5,154,181
Carrying value of the Group's investments under the equity method	$ 7,304,745	$ 7,200,301